Selling and marketing expenses (Tables)	6 Months Ended
Jun. 30, 2026
Selling and marketing expenses
Schedule of selling and marketing expenses

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Advertising costs	(67,055)	(91,460)	(31,622)	(50,900)
Employee benefits expenses	(2,058)	(2,747)	(1,002)	(1,394)
Depreciation and amortization	(70)	(358)	(54)	(209)
	(69,183)	(94,565)	(32,678)	(52,503)